UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: -811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)
c/o STATE STREET BANK AND TRUST COMPANY
2 AVENUE DE LAFAYETTE
P.O. BOX 5049
BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Tracie A. Coop Secretary	Leonard B. Mackey, Jr., Esq. Clifford Chance U.S. LLP
The China Fund, Inc.	31 West 52nd Street
4 Copley Place, 5th Floor	New York, New York 10019
Boston, MA 02116
Registrant’s telephone number, including area code: (888) 246-2255
Date of fiscal year end: October 31
Date of reporting period: July 31, 2011

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS
CHINA — “A” SHARES
Information Technology — (4.0%)
HAND Enterprise Solutions Co., Ltd. # † (2)	11,238,137		$30,956,121

TOTAL CHINA — “A” SHARES — (Cost $3,164,274)		4.0%	30,956,121

HONG KONG
Consumer Discretionary — (6.7%)
FU JI Food & Catering Services * ^ # (2)	5,462,000		—
Huiyin Household Appliances Holdings Co., Ltd. # †	160,413,750		32,310,570
Ports Design, Ltd. (1)	4,549,500		9,607,201
Shangri-La Asia, Ltd. (1)	3,316,683		8,531,428
Yorkey Optical International Cayman, Ltd. #	4,860,926		667,277

			51,116,476

Consumer Staples — (3.0%)
Chaoda Modern Agriculture (Holdings), Ltd. (1)	26,651,357		10,702,052
Natural Beauty Bio-Technology, Ltd. #	47,710,000		10,405,470
Sun Art Retail Group, Ltd. * #	1,598,500		2,054,867

			23,162,389

Health Care — (1.4%)
China Shineway Pharmaceutical Group, Ltd. (1)	3,041,000		5,126,432
Golden Meditech Co., Ltd. #	35,040,000		5,844,008

			10,970,440

Information Technology — (1.8%)
China Innovationpay Group, Ltd. *	146,000,000		6,462,124
Tencent Holdings, Ltd. (1)	291,000		7,578,660

			14,040,784

Telecommunications — (2.1%)
China Mobile, Ltd. #	1,636,500		16,260,759

Utilities — (3.1%)
China Water Affairs Group, Ltd. # (1)	19,976,000		6,560,726
Enn Energy Holdings, Ltd.	5,084,000		17,153,971

			23,714,697

TOTAL HONG KONG — (Cost $117,124,213)		18.1%	139,265,545

See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

HONG KONG — “H” SHARES
Consumer Discretionary — (5.0%)
Boshiwa International Holding, Ltd. # (1)	24,932,000		$14,169,817
Wumart Stores, Inc. # (1)	9,810,750		24,518,536

			38,688,353

Consumer Staples — (0.8%)
Asian Citrus Holdings, Ltd. (1)	6,677,000		5,782,139

Health Care — (14.6%)
China Medical System Holdings, Ltd. # †	72,353,760		69,711,499
Shandong Weigao Group Medical Polymer Co., Ltd. (1)	18,352,000		25,051,193
Sinopharm Group Co., Ltd. (1)	6,056,800		17,600,087

			112,362,779

Industrials — (1.0%)
Fook Woo Group Holdings, Ltd. * (1)	25,314,000		7,469,508

Telecommunications — (0.9%)
ZTE Corp. (1)	2,250,826		7,031,440

TOTAL HONG KONG — “H” SHARES — (Cost $73,474,709)		22.3%	171,334,219

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $190,598,922)		40.4%	310,599,764

SINGAPORE
Consumer Staples — (4.0%)
China Fishery Group, Ltd. # (1)	13,594,872		16,383,448
Hsu Fu Chi International, Ltd. #	4,091,084		14,416,719

			30,800,167

Information Technology — (0.4%)
CDW Holding, Ltd. # †	48,208,000		3,205,319

TOTAL SINGAPORE — (Cost $17,306,081)		4.4%	34,005,486

TAIWAN
Consumer Discretionary — (7.4%)
FamilyMart Co., Ltd. #	4,501,652		24,978,388
Far Eastern Department Stores, Ltd. (1)	11,247,604		24,495,831
See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

TAIWAN (continued)
Test-Rite International Co., Ltd. *	8,457,000	$7,772,035

		57,246,254

Consumer Staples — (2.2%)
Lien Hwa Industrial Corp. *	933,148	763,722
Uni-President Enterprises Corp. (1)	10,023,901	16,442,597

		17,206,319

Financials — (8.6%)
Chinatrust Financial Holding Co., Ltd.	17,527,288	15,803,766
Fubon Financial Holdings Co., Ltd.	5,195,134	8,467,733
KGI Securities Co., Ltd. *	16,984,780	9,601,079
Ruentex Development Co., Ltd. (1)	12,694,000	19,017,558
Yuanta Financial Holdings Co., Ltd. (1)	17,683,593	12,633,109

		65,523,245

	Face Amount
Financials — (0.9%)
Taiwan Life Insurance Co., Ltd. 4.0% 12/28/14 # † @	NT$200,000,000		7,141,683

	Shares
Materials — (1.6%)
China Metal Products Co., Ltd. #	12,420,374		12,275,863

TOTAL TAIWAN — (Cost $80,652,636)		20.7%	159,393,364

UNITED STATES
Consumer Staples — (1.1%)
China New Borun Corp., ADR * (1)	1,202,859		8,287,699

Energy — (0.5%)
Far East Energy Corp. * #	16,392,823		4,262,134

Health Care — (2.8%)
Mindray Medical International, Ltd., ADR (1)	291,700		7,899,236
WuXi PharmaTech Cayman, Inc., ADR *	883,490		13,764,774

			21,664,010

Information Technology — (1.2%)
Hollysys Automation Technologies, Ltd. * (1)	925,700		6,452,129
See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

UNITED STATES (continued)
VanceInfo Technologies, Inc., ADR * (1)	134,000		$2,710,820

			9,162,949

TOTAL UNITED STATES — (Cost $48,199,523)		5.6%	43,376,792

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $339,921,436)		75.1%	578,331,527

EQUITY LINKED SECURITIES
Consumer Discretionary — (1.1%)
Shanghai Yuyuan Tourist Mart Co., Ltd. Access Product (expiration 03/26/14) 144A,* (4)	4,293,036		8,197,093

Consumer Staples — (1.8%)
Wuliangye Yibin Co., Ltd. Access Product (expiration 12/11/13) 144A,* (4)	931,000		5,496,380
Wuliangye Yibin Co., Ltd. Access Product (expiration 01/20/15) 144A,* (3)	1,403,507		8,276,481

			13,772,861

Financials — (4.8%)
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 01/17/12) 144A,* (3)	1,114,259		7,703,528
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 04/01/13) 144A,* (4)	2,661,500		18,400,514
Zhejiang China Commodities City Group Co., Ltd. Access Product (expiration 01/17/12) 144A,* (3)	5,543,940		10,694,260

			36,798,302

Health Care — (1.1%)
Jiangsu Yuyue Medical Equipment Co., Ltd. Access Product (expiration 02/01/16) 144A, (4)	1,936,000		8,421,838

Industrials — (3.3%)
China Railway Construction Corp., Ltd. Access Product (expiration 01/17/12) 144A,* (3)	3,932,600		3,216,867
China Railway Construction Corp., Ltd. Access Product (expiration 12/16/13) 144A,* (4)	2,650,000		2,169,701
Qinghai Salt Lake Potash Co., Ltd. Access Product (expiration 01/20/15) 144A, *(3)	178,729		1,529,440
See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
EQUITY LINKED SECURITIES (continued)
Industrials (continued)
Shanghai Qiangsheng Holding Co., Ltd. Access Product (expiration 01/17/12) 144A,* (3)	4,237,252		$4,173,659
Shanghai Qiangsheng Holding Co., Ltd. Access Product (expiration 11/13/14) 144A,* (4)	6,245,400		6,151,669
Suning Appliance Co., Ltd. Access Product (expiration 01/20/15) 144A,* (3)	4,311,019		8,307,333

			25,548,669

Materials — (1.2%)
Tangshan Jidong Cement Co., Ltd. Access Product (expiration 01/20/15) 144A,* (3)	987,700		3,328,549
Tangshan Jidong Cement Co., Ltd. Access Product (expiration 08/11/15) 144A, (4)	1,849,387		6,240,668

			9,569,217

TOTAL EQUITY LINKED SECURITIES — (Cost $90,945,699)		13.3%	102,307,980

DIRECT INVESTMENTS(5)
Consumer Staples — (2.0%)
Zong Su Foods (acquired 09/21/10) * # † (2)	2,677		15,000,034
Health Care — (1.9%)
China Bright (acquired 08/27/10) * # † (2) (6)	14,665,617		14,939,093
Industrials — (1.1%)
Qingdao Bright Moon Seaweed Group Co., Ltd., (acquired 02/28/08) * # † (2) (6)	31,827,172		8,561,509
Information Technology — (0.0%)
China Silicon Corp. Common Stock, (acquired 01/08-09/10) * # † (2)	2,301,863		—
China Silicon Corp., Series A Preferred (acquired 11/30/07) * # † (2)	27,418		—
HAND Enterprise Solutions Pte, Ltd. Preferred (acquired 02/01/07) * # † (2)	500,000		—

			—

TOTAL DIRECT INVESTMENTS — (Cost $45,102,635)		5.0%	38,500,636

See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COLLATERAL FOR SECURITIES ON LOAN
State Street Navigator Prime Portfolio	90,739,588		$90,739,588

TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $90,739,588)		11.7%	90,739,588

SHORT TERM INVESTMENTS

UNITED STATES
Repurchase Agreement with State Street Bank and Trust, 0.01%, 08/01/11 (7)	46,896,000		46,896,000

TOTAL UNITED STATES — (Cost $46,896,000)		6.1%	46,896,000

TOTAL INVESTMENTS** — (Cost $613,605,358)		111.2%	856,775,731

OTHER ASSETS AND LIABILITIES		(11.2)%	(86,586,252)

NET ASSETS		100.0%	$770,189,479
Notes to Schedule of Investments
(A) Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available are valued at fair value in good faith by or at the direction of the Board of Directors and considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities are valued at fair value primarily based on the value(s) of the security (or securities) underlying, which normally follows the same methodology as the valuation of securities listed on recognized exchanges.
The Fund’s investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

* Denotes non-income producing security.
^ Security is deemed worthless.
# Illiquid security.
† Affiliated issuer (see Note B).
@ The bond contains a feature or option to be converted into common stock.
See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2011 (Unaudited)
(1) A portion or all of the security was held on loan. As of July 31, 2011, the market value of the securities loaned was $107,227,833.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.
(3) Equity linked securities issued by Citigroup Global Markets Holdings.
(4) Equity linked securities issued by Credit Lyonnais (CLSA).
(5) Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore valued in good faith by the Board of Directors at fair market value. The securities continue to be valued in good faith by Board of Directors at fair market value as of July 31, 2011.
(6) The Fund holds a put option which allows the Fund to sell the investment for a value at least equal to the purchase price under certain circumstances.
(7) Repurchase agreement, dated 07/29/11, due 08/01/11 with repurchase proceeds of $46,896,039 is collateralized by US Treasury Bill 0.20% due 08/11/11 with a market value of $47,836,795.
144A Securities restricted for resale to Qualified Institutional Buyers. At July 31, 2011, these restricted securities amounted to $102,307,980, which represented 13.28% of total net assets.
ADR American Depositary Receipt
** At July 31, 2011, the cost of investment securities for tax purposes was $613,605,358. Net unrealized appreciation of investment securities for tax purposes was $243,170,373, consisting of unrealized losses of $39,265,240 on securities that had decreased in value since their purchase and $282,435,613 in unrealized gains on securities that had risen in value since their purchase.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
JULY 31, 2011 (Unaudited)
Fair Value Measurement
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.
The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value:
ASSETS VALUATION INPUT

Description	Level 1	Level 2	Level 3	Total

COMMON STOCK AND OTHER EQUITY INTERESTS
China — “A” Shares
Information Technology	$30,956,121	$—	$—	$30,956,121

Total China — “A” Shares	30,956,121	—	—	30,956,121

Hong Kong
Consumer Discretionary	51,116,476	—	—	51,116,476
Consumer Staples	23,162,389	—	—	23,162,389
Health Care	10,970,440	—	—	10,970,440
Information Technology	14,040,784	—	—	14,040,784
Telecommunications	16,260,759	—	—	16,260,759
Utilities	23,714,697	—	—	23,714,697

Total Hong Kong	139,265,545	—	—	139,265,545

Hong Kong — “H” Shares
Consumer Discretionary	38,688,353	—	—	38,688,353
Consumer Staples	5,782,139	—	—	5,782,139
Health Care	112,362,779	—	—	112,362,779
Industrials	7,469,508	—	—	7,469,508
Telecommunications	7,031,440	—	—	7,031,440

Total Hong Kong — “H” Shares	171,334,219	—	—	171,334,219

Singapore
Consumer Staples	30,800,167	—	—	30,800,167
Information Technology	3,205,319	—	—	3,205,319

Total Singapore	34,005,486	—	—	34,005,486

Taiwan
Consumer Discretionary	57,246,254	—	—	57,246,254
Consumer Staples	17,206,319	—	—	17,206,319
Financials	65,523,245	—	7,141,683	72,664,928
Materials	12,275,863	—	—	12,275,863

Total Taiwan	152,251,681	—	7,141,683	159,393,364

United States
Consumer Staples	8,287,699	—	—	8,287,699
Energy	4,262,134	—	—	4,262,134
Health Care	21,664,010	—	—	21,664,010
Information Technology	9,162,949	—	—	9,162,949

Total United States	43,376,792	—	—	43,376,792

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS	571,189,844	—	7,141,683	578,331,527

EQUITY LINKED SECURITIES
Consumer Discretionary	—	8,197,093	—	8,197,093
Consumer Staples	—	13,772,861	—	13,772,861
Financials	—	36,798,302	—	36,798,302
Health Care	—	8,421,838	—	8,421,838
Industrials	—	25,548,669	—	25,548,669
Materials	—	9,569,217	—	9,569,217

TOTAL EQUITY LINKED SECURITIES	—	102,307,980	—	102,307,980

DIRECT INVESTMENTS
Consumer Staples	—	—	15,000,034	15,000,034
Health Care	—	—	14,939,093	14,939,093

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
JULY 31, 2011 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Industrials	—	—	8,561,509	8,561,509

TOTAL DIRECT INVESTMENTS	—	—	38,500,636	38,500,636

COLLATERAL FOR SECURITIES ON LOAN	—	90,739,588	—	90,739,588
SHORT TERM INVESTMENTS
United States	—	46,896,000	—	46,896,000

TOTAL INVESTMENTS	$571,189,844	$239,943,568	$45,642,319	$856,775,731

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.
For the nine months ended July 31, 2011, there was no significant security transfer activity between Level 1 and Level 2.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the nine months ended July 31, 2011:

								Change in
								Unrealized
								Appreciation
				Change in				(Depreciation)
	Balance as of	Net		Unrealized	Transfers	Transfers		from
Investments in	October 31,	Purchases	Realized Gain	Appreciation	in to	out of	Balance as of	Investments Held at
Securities	2010	(Sales)	(Loss)	(Depreciation)	Level 3	Level 3*	July 31, 2011	July 31, 2011

COMMON STOCK AND OTHER EQUITY INTERESTS
Consumer Discretionary	$44,491,832	$—	$—	$(12,181,262)	$—	$(32,310,570)	$—	$—
Financials	7,936,254	—	—	(794,571)	—	—	7,141,683	(794,571)

	52,428,086	—	—	(12,975,833)	—	(32,310,570)	7,141,683	(794,571)

DIRECT INVESTMENTS
Consumer Staples	15,000,034	—	—	—	—	—	15,000,034	—
Health Care	15,021,769	—	—	(82,676)	—	—	14,939,093	(82,676)
Industrials	9,293,534	(11,774,883)	(11,070,045)	22,112,903	—	—	8,561,509	(732,025)
Information Technology	14,192,162	(3,164,274)	—	(11,027,888)	—	—	—	—

	53,507,499	(14,939,157)	(11,070,045)	11,002,339	—	—	38,500,636	(814,701)

	$105,935,585	$(14,939,157)	$(11,070,045)	$(1,973,494)	$—	$(32,310,570)	$45,642,319	$(1,609,272)

*	Transferred out of Level 3 into Level 1 because sufficient observable inputs were available.
Direct Investments: The Fund may invest up to 25% of the net proceeds from its offering of its outstanding common stock in direct investments. Direct investments are generally restricted and do not have a readily available resale market. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Fund. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protections requirements applicable to publicly traded securities. The value of these securities at July 31, 2011 was $38,500,636 or 5.0% of the Fund’s net asset value. The table below details the acquisition date, cost, and value of the Fund’s direct investments as determined by the Board of Directors of the Fund. The Fund does not have the right to demand that such securities be registered.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
JULY 31, 2011 (Unaudited)

Security	Acquisition Date	Cost	Value
China Bright	08/27/2010	$14,969,436	$14,939,093
China Silicon Corp., Series A Preferred	11/30/2007	6,552,875	—
China Silicon Corp. Common Stock	01/08 - 09/10	1,458,811	—
HAND Enterprise Solutions Pte, Ltd. Preferred *	02/01/2007	—	—
Qingdao Bright Moon Seaweed Group Co., Ltd.	02/28/2008	7,121,479	8,561,509
Zong Su Foods	09/21/2010	15,000,034	15,000,034

		$45,102,635	$38,500,636

*	HAND Enterprise Solutions Co., Ltd., Common shares became a listed security as of February 1, 2011.
NOTE B — Investments in Non-Controlled Affiliates*:

	Balance of	Gross	Gross	Balance of
	Shares Held	Purchases	Sales	Shares Held	Value
	October 31,	and	and	July 31,	July 31,
Name of Issuer	2010	Additions	Reductions	2011	2011

CDW Holding, Ltd.	51,458,000	—	3,250,000	48,208,000	$3,205,319
China Bright	14,665,617	—	—	14,665,617	14,939,093
China Medical System Holdings, Ltd.	72,353,760	—	—	72,353,760	69,711,499
China Silicon Corp. Common Stock	2,301,863	—	—	2,301,863	—
China Silicon Corp., Series A Preferred	27,418	—	—	27,418	—
China Silicon Corp. Warrants	685,450	—	685,450	—	—
Far East Energy Corp. (1)	17,529,277	—	1,136,454	16,392,823	4,262,134
HAND Enterprise Solutions, Ltd. Common Stock (2)	8,027,241	11,238,137	8,027,241	11,238,137	30,956,121
HAND Enterprise Solutions Pte., Ltd. Preferred	500,000	—	—	500,000	—
Huiyin Household Appliances Holdings Co., Ltd.	160,413,750	—	—	160,413,750	32,310,570
Qingdao Bright Moon Seaweed Group Co., Ltd.	31,827,172	—	—	31,827,172	8,561,509
Taiwan Life Insurance Co., Ltd.	200,000,000	—	—	200,000,000	7,141,683
Ugent Holdings, Ltd.	177,000,000	—	177,000,000	—	—
Zong Su Foods	2,677	—	—	2,677	15,000,034

*	Affiliated issuers, as defined in the 1940 Act as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.

(1)	Not Affiliated as of July 31, 2011.

(2)	Additional shares acquired resulting from a corporate action.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE CHINA FUND, INC.

By:	/s/ Jamie Skinner
Jamie Skinner
President and Chief Executive Officer

Date:	September 19, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jamie Skinner
Jamie Skinner
President and Chief Executive Officer

Date:	September 19, 2011

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer

Date:	September 19, 2011